Note 53 Balance of income statement arising from transactions with entities of the group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit and loss related party transactions [Line Items]
Interest Income And Other Similar Interests Related Party Transactions	€ 37	€ 44	€ 20
Interest Expense Related Party Transactions	4	4	2
Fee and commission income related parties transactions	7	4	5
Fee And Commission Expense Related Party Transactions	€ 55	€ 49	€ 40